Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Bank overdrafts		$ 15,100,000	$ 7,300,000
Trade and Other Accounts Receivable, net
Accounts receivable, net	750,484,000	625,144,000	525,722,000
Allowance for contractual discounts	1,826,881,000	1,619,488,000
Allowance for uncompensated care	993,881,000	841,754,000
EVHC
Trade and Other Accounts Receivable, net
Accounts receivable, net		628,000	360,000
EmCare
Trade and Other Accounts Receivable, net
Accounts receivable, net		375,572,000	265,667,000
Allowance for contractual discounts		1,406,574,000	1,037,955,000
Allowance for uncompensated care		657,297,000	484,059,000
Accounts receivable allowances		2,063,871,000	1,522,014,000
AMR
Trade and Other Accounts Receivable, net
Accounts receivable, net		248,944,000	259,695,000
Allowance for contractual discounts		212,914,000	216,497,000
Allowance for uncompensated care		184,457,000	171,360,000
Accounts receivable allowances		$ 397,371,000	$ 387,857,000